Summary of Significant Accounting Policies (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Depreciation for the year	¥ 13,492	$ 1,943	¥ 18,383	¥ 28,235
Commission and fees under operating costs [Member]
Summary of Significant Accounting Policies [Line Items]
Depreciation for the year	185		2,056	5,508
Selling expenses [Member]
Summary of Significant Accounting Policies [Line Items]
Depreciation for the year	1,590		1,180	1,282
General and administrative expenses [Member]
Summary of Significant Accounting Policies [Line Items]
Depreciation for the year	¥ 11,717		¥ 15,147	¥ 21,445